Exploration mineral interests - Santa Cruz Project (Details) € in Thousands, $ in Thousands	1 Months Ended		12 Months Ended
	Apr. 30, 2022 USD ($)	Oct. 31, 2021 USD ($)	Dec. 31, 2021 USD ($)	Sep. 30, 2022 USD ($)	Nov. 24, 2021 USD ($)	Oct. 27, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 EUR (€)
Exploration mineral interests
Exploration mineral interests			$ 73,039	$ 84,744			$ 32,015
Payments made for the project, refundable and capitalized as an other non-current asset			5,861	$ 3,410			$ 4,121	€ 4,121
Land purchase agreement
Exploration mineral interests
Estimated purchase price					$ 18,100
Santa Cruz Project | Assignment agreement
Exploration mineral interests
Total consideration payable			30,000
Consideration paid		$ 2,500
Consideration payable upon the earlier of completion of an IPO or October 27, 2022						$ 15,000
Common stock to be issued concurrent with the completion of an IPO or on October 27, 2022 if no IPO has been completed						$ 10,000
Percentage of IPO price considered for determination of common stock to be issued						90.00%
Exploration mineral interests						$ 26,600
Santa Cruz Project | Assignment agreement | Subsequent event
Exploration mineral interests
Consideration paid	$ 2,500
Santa Cruz Project | Option agreement
Exploration mineral interests
Exploration mineral interests			$ 4,900
Percentage of mineral title rights available			100.00%
Amount payable for acquisition of mineral title			$ 27,900
Period to exercise the right to acquire mineral title			3 years
Cash payments made			$ 5,400
Payment to be made on or before August 16, 2022, to maintain the option to acquire mineral title			6,250
Payment to be made on or before August 16, 2023, to maintain the option to acquire mineral title			6,250
Payment to be made within five days of exercising the option to acquire the mineral title			10,000
Santa Cruz Project | Surface Access Agreement [Member]
Exploration mineral interests
Payments made for the project			1,000
Payments due on September 9, 2022, to maintain surface access rights			600,000
Payments due on September 9, 2023, to maintain surface access rights			$ 800,000
Extension term of the agreement			1 year
Payment to be made to extend the agreement term			$ 920,000
Santa Cruz Project | Land purchase agreement
Exploration mineral interests
Exploration mineral interests			1,100
Payments made for the project			2,100
Payments made for the project, refundable and capitalized as an other non-current asset			$ 1,000